Reconciliation of the Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
U.S. statutory rate (35.0%)									$ (3,043)	$ (2,305)	$ (1,744)
Limited liability company losses not subject to tax									4,018	1,818	2,110
Taxes on foreign operations									(164)	(71)	(95)
Increase in uncertain tax positions									146	249	15
Net change in valuation allowances									8	1,290	(140)
Permanent differences and other									30	50	52
Provision for income taxes	$ 72	[1]	$ 246	[1]	$ 91	[1]	$ 234	[1]	$ 995	$ 1,031	$ 198
Effective tax rate	106.90%		107.70%		103.20%		105.00%		111.50%	115.70%	104.00%

[1]	Information not comparable for the quarter and six months ended June 30, 2012 as a result of the Reorganization of the Company as a corporation on January 1, 2013 (Note 1).